UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund: Global Income & Currency Fund Inc. (GCF)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Global Income & Currency Fund

            Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Global Income & Currency Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Short-Term Securities			Face Amount	Value
	Foreign Commercial Paper** - 7.8%
Colombia - 7.8%	Colombia Government International Bond,		COP	15,075,000,000	$8,038,743
	11.75%, 3/01/10
	Total Short-Term Securities in Columbia
	Foreign Commercial Paper** - 14.3%
Turkey - 14.3%	Turkey Government Bond, 10.88%, 4/14/10		TRY	22,676,000	14,693,253
	Total Short-Term Securities in Turkey
Short-Term Securities	Maturity Date	Discount Rate		Face Amount
U.S. Government & Agency
Obligations** -75.2%
Fannie Mae	11/04/09	0.32%	USD	1,500,000	1,499,930
Fannie Mae (a)	12/21/09	0.33%		8,200,000	8,199,073
Federal Home Loan Banks	10/02/09	0.41%		3,000,000	2,999,997
Federal Home Loan Banks	10/19/09	0.32%		2,000,000	1,999,960
Federal Home Loan Banks (a)	10/20/09	0.35%		6,000,000	5,999,874
Federal Home Loan Banks	10/21/09	0.85%		2,000,000	1,999,956
Federal Home Loan Banks	10/27/09	0.56%		1,000,000	999,971
Federal Home Loan Banks (a)	11/02/09	0.22%		10,000,000	9,999,560
Federal Home Loan Banks (a)	11/12/09	0.31%		4,000,000	3,999,768
Federal Home Loan Banks	11/13/09	0.28%		2,500,000	2,499,850
Federal Home Loan Banks	11/16/09	0.38%		1,500,000	1,499,904
Federal Home Loan Banks	12/16/09	0.23%		2,000,000	1,999,788
Federal Home Loan Banks	12/07/09	0.29%		3,000,000	2,999,721
Federal Home Loan Banks (a)	2/18/10	0.05%		8,000,000	7,996,264
Federal Home Loan Banks	3/12/10	0.22%		3,500,000	3,497,637
Federal Home Loan Banks	3/16/10	0.22%		2,000,000	1,998,616
Federal Home Loan Banks	4/19/10	0.11%		2,500,000	2,497,640
Federal Home Loan Banks (a)	6/11/10	5.25%		3,000,000	3,100,914
Federal Home Loan Banks	9/17/10	0.37%		7,000,000	6,979,525
Freddie Mac	12/23/09	0.33%		1,300,000	1,299,851
U.S. Treasury Bills	2/11/10	0.31%		3,000,000	2,998,647
	Total U.S. Government & Agency Obligations				77,066,446
Short-Term Securities				Shares Held
Mutual Funds - 3.0%	AIM Short-Term Investment Trust - Liquid
	Assets Portfolio - Institutional Class,
	0.20% (b)			3,107,148	3,107,148
	Total Short-Term Securities in the United States				80,173,594
	Total Investments
	(Net Cost - $100,003,611*) - 100.4%				102,905,590
	Liabilities in Excess of Other Assets - (0.4%)				(386,603)

	Net Assets - 100.0%				$102,518,987

Global Income & Currency Fund Inc.

Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$100,003,664

Gross unrealized appreciation	$2,901,979
Gross unrealized depreciation	(53)

Net unrealized appreciation	$2,901,926

**	Foreign Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are rates in effect at September 30, 2009.

(a)	All or a portion of security has been pledged as collateral in connection with open forward foreign exchange contracts.
(b)	Represents the current yield as of September 30, 2009.

•       Forward foreign exchange contracts as of September 30, 2009 were as follows:

Foreign Currency		Foreign Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)
BRL	24,079,125	USD	13,125,000	10/02/09	$462,904
USD	13,452,025	BRL	24,079,125	10/02/09	(135,879)
COP	16,988,400,000	USD	8,861,972	10/06/09	(12,909)
USD	8,078,174	COP	16,988,400,000	10/06/09	(770,889)
ZAR	98,576,400	USD	13,000,000	10/13/09	89,406
TRY	18,278,220	USD	12,400,000	10/19/09	(125,890)
USD	12,990,872	TRY	19,425,900	10/19/09	(53,923)
USD	13,000,000	CAD	14,169,350	10/26/09	(234,978)
USD	12,848,440	GBP	8,000,000	10/28/09	64,883
COP	8,000,000,000	USD	4,161,248	10/30/09	(6,969)
NZD	18,000,000	USD	12,935,700	11/02/09	33,960
BRL	24,079,125	USD	13,381,752	11/04/09	134,266
AUD	15,000,000	USD	13,040,400	11/23/09	133,571
USD	13,000,000	JPY	1,185,112,500	11/24/09	(207,052)

Total Unrealized Depreciation on Forward Foreign
Exchange Contracts - Net					$(629,499)

•       Currency Abbreviations:

AUD Australian Dollar	JPY	Japanese Yen
BRL Brazilian Real	NZD	New Zealand Dollar
CAD Canadian Dollar	TRY	Turkish Lira
COP Colombian Peso	USD	U.S. Dollar
GBP British Pound	ZAR	South African Rand

Global Income & Currency Fund Inc.

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report .

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments [1]

	Assets	Assets	Liabilities

Level 1	$3,107,148	-	-
Level 2	99,798,442	$918,990	$(1,548,489)
Level 3	-	-	-

Total	$102,905,590	$918,990	$(1,548,489)

  1 Other financial instruments are forward foreign exchange contracts.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of Global Income & Currency Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of Global Income & Currency Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman Chief Financial Officer (principal financial officer) of Global Income & Currency Fund Inc.

Date: November 13, 2009